Income Taxes	9 Months Ended
Sep. 30, 2014
Income Taxes
8.	Income Taxes

For the nine months ended September 30, 2013 and 2014, we recorded income tax expense of $26,193 and tax benefit of $21,591, respectively. These tax expense and benefit amounts reflect the combined income tax obligations prior to our Recapitalization.

The Company recorded the following income tax provision for the 2012 and 2013 periods:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013
	(in thousands)
Current:
Federal	$14	$153
State	3	17

Total taxes	$17	$170

A reconciliation of the statutory tax rates and the effective tax rates for the period from August 22, 2012 (inception) to December 31, 2012 and the year ended December 2013 is as follows:

	Period from August 22, 2012 (Inception) To December 31, 2012	Year Ended December 31, 2013
Federal income taxes at statutory rate	34.0%	34.0%
Nondeductible stock compensation	(1.4%)	(6.8%)
State income tax, net of federal benefit	(0.1%)	(0.3%)
Other	—	(0.1%)
Valuation allowance	(32.9%)	(28.8%)

Effective tax rate	(0.4%)	(2.0%)

Deferred tax assets and liabilities reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities were as follows:

	December 31, 2012	December 31, 2013
	(in thousands)
Deferred tax assets:
Net operating losses	$325	$2,874
License fees	1,202	1,121
Legal fees	28	343
Other	21	140

Total deferred tax assets	1,576	4,478
Valuation allowance	(1,576)	(4,478)

Net deferred tax assets	$—	$—

We recognize deferred income taxes for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. We periodically evaluate the positive and negative evidence bearing upon realizability of our deferred tax assets. Based upon the weight of available evidence, which includes our historical operating performance, reported cumulative net losses since inception and difficulty in accurately forecasting our future results, we maintained a full valuation allowance on the net deferred tax assets as of December 31, 2012 and 2013. We intend to maintain a full valuation allowance on the US deferred tax assets until sufficient positive evidence exists to support reversal of the valuation allowance. The valuation allowance increased by $1,576,000 and $2,902,000 for the period from August 22, 2012 (inception) to December 31, 2012 and the year ended December 31, 2013.

At December 31, 2012 and 2013, we had federal and state net operating loss carryforwards of approximately $816,000 and $7,220,000 respectively, which if not utilized begin to expire in various amounts beginning in the year 2032.

Under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), our ability to utilize net operating loss carryforwards or other tax attributes, such as research tax credits, in any taxable year may be limited if we have experienced an “ownership change.” Generally, a Section 382 “ownership change” occurs if one or more stockholders or groups of stockholders who owns at least 5% of a corporation’s stock increases its ownership by more than 50 percentage points over its lowest ownership percentage within a specified testing period. Similar rules may apply under state tax laws. During 2014, we completed a Section 382 study of transactions in our stock through December 31, 2013.

The study concluded that we have experienced at least one ownership change since inception and that our utilization of net operating loss carryforwards will be subject to annual limitations. These results are reflected in the above carryforward amounts. Our ability to utilize our net operating loss carryforwards may be further limited as a result of subsequent ownership changes including potential changes in connection with or after our proposed initial public offering. Further, other provisions of the Code may limit our ability to utilize federal net operating losses incurred before the Recapitalization (as defined in Note 9 below) to offset income or gain realized after the Recapitalization unless such income or gain is realized by the same entity that originally incurred such losses. All such limitations could result in the expiration of carryforwards before they are utilized.

We file income tax returns in the US federal jurisdiction and California. Based on the statute of limitations, the US federal corporation income tax returns beginning with the 2012 tax year remain subject to examination by the Internal Revenue Service. Similarly, the California corporation income tax returns beginning with the 2012 tax year remain subject to examination by the California Franchise Tax Board.

We had no unrecognized tax benefits as of December 31, 2012 and 2013. Our policy is to recognize interest and penalties related to income taxes as a component of income tax expense. No interest and penalty expenses have been recognized in the combined statements of operations and comprehensive loss for the period from August 22 (inception) to December 31, 2012 and for the year ended December 31, 2013.